UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Dorfman Value Fund
Schedule of Investments
February 28, 2009 (Unaudited)

			Shares	Value
COMMON STOCKS - 86.01%
Aerospace & Defense - 3.22%
Ceradyne, Inc. (a)			3,000	$51,480
General Dynamics Corp.			3,500	153,370
Ladish, Inc. (a)			5,300	36,305
				241,155
Auto Components - 2.73%
Autoliv, Inc.			9,553	142,149
NGK Spark Plug Co.			8,000	62,626
				204,775
Capital Markets - 4.13%
Goldman Sachs Group, Inc.			3,400	309,672

Chemicals - 0.83%
OM Group, Inc. (a)			4,000	62,000

Commercial Banks - 3.96%
Banco Latinoamericano de Exportaciones S.A.			17,968	162,970
Cullen Frost Bankers, Inc.			3,106	133,682
				296,652
Electric Utilities - 4.50%
Westar Energy, Inc.			19,953	337,205

Electrical Equipment - 1.32%
Powell Industries, Inc. (a)			3,300	98,802

Energy Equipment & Services - 1.40%
Oceaneering International, Inc. (a)			3,300	104,841

Food Products - 4.05%
Cal-Maine Foods, Inc.			3,500	77,980
Seaboard Corp.			256	225,280
				303,260
Health Care Equipment & Supplies - 2.13%
Kinetic Concepts, Inc. (a)			7,342	159,909

Hotels, Restaurants & Leisure - 1.83%
Carnival Corp.			7,000	136,920

Insurance - 4.04%
Berkshire Hathaway Inc. - Class A (a)			3	235,800
Berkshire Hathaway Inc. - Class B (a)			26	66,664
				302,464
IT Services - 1.21%
Perot Systems Corp. (a)			8,000	91,040

Machinery - 4.92%
Baldwin Technology, Inc. (a)			32,000	28,480
FreightCar America Inc.			9,270	151,472
Lindsay Manufacturing Co.			3,800	92,150
Oshkosh Truck Corp.			9,200	57,592
Twin Disc, Inc.			8,000	38,800
				368,494
Media - 2.38%
Gannett Co, Inc.			8,000	25,920
Time Warner, Inc.			20,000	152,600
				178,520
Metals & Mining - 4.92%
Commercial Metals Co.			15,880	162,135
Schnitzer Steel Industries Inc.			5,850	167,544
United States Steel Corp.			2,000	39,340
				369,019
Oil, Gas & Consumable Fuels - 10.33%
Apache Corp.			4,100	242,269
Devon Energy Corp.			4,800	209,616
Overseas Shipholding Group Inc.			2,300	59,156
Tsakos Energy Navigation Ltd.			15,720	262,838
				773,879
Pharmaceuticals - 17.84%
AstraZeneca Plc - ADR			12,200	385,398
King Pharmaceuticals, Inc. (a)			33,170	243,468
Merck & Co., Inc.			15,000	363,000
Pfizer, Inc.			28,000	344,680
				1,336,546
Phosphatic Fertilizers - 2.01%
Mosaic Co.			3,500	150,675

Software - 5.07%
Microsoft Corp.			23,500	379,525

Textiles, Apparel & Luxury Goods - 3.19%
Columbia Sportswear Co.			8,805	238,791

TOTAL COMMON STOCKS (Cost $11,430,926)				6,444,144

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 17.64%
AIM Liquid Assets Portfolio
0.758% (b)			1,000,000	1,000,000
AIM STIT-STIC Prime Portfolio
0.360% (b)			1,600	1,600
Intesa Funding, LLC Commercial Paper
0.000% Coupon, 0.315% Effective Yield, 03/02/2009 (c)			320,000	319,997

TOTAL SHORT TERM INVESTMENTS (Cost $1,321,597)				1,321,597

Total Investments (Cost $12,752,523) - 103.65%				7,765,741
Liabilities in Excess of Other Assets - (3.65)%				(273,663)
TOTAL NET ASSETS - 100.00%				$7,492,078

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.
(c)	Effective yield based on purchase price. The calculation assumes the security is held to maturity.

The cost basis of investments for federal income tax purposes at February 28, 2009
	was as follows*:

	Cost of investments			$12,752,523
	Gross unrealized appreciation			69,435
	Gross unrealized depreciation			(5,056,217)
	Net unrealized depreciation			$(4,986,782)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$7,765,741	$7,445,744	$319,997	$0
Total	$7,765,741	$7,445,744	$319,997	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                April 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                 April 21, 2009

By        /s/ John Buckel
John Buckel, Treasurer

Date                 April 22, 2009